Property and Equipment - Summary of the Details of Property and Equipment Provided (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Related amount	₩ 7,298,867	₩ 6,648,293
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	17,097	13,163
Secured amount	₩ 18,705	₩ 15,113
Related line item	Borrowings	Borrowings
Related amount	₩ 4,347	₩ 7,878
Secured party	Industrial Bank of Korea, Korea Development Bank, K Bank, Inc.	Standard Chartered Bank, Korea Development Bank
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	₩ 45,851	₩ 50,278
Secured amount	41,681	40,252
Related amount	₩ 3,473	₩ 10,063
Secured party	Shinhan Bank	Shinhan Bank